Shareholder Report, Line Graph (Details) 190407_GuidePath Income Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)									12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 30, 2018	Mar. 31, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name									GuidePath Income Fund
Accumulated Value	$ 10,373	$ 9,773	$ 9,409	$ 10,032	$ 10,624	$ 10,338	$ 10,097	$ 10,000	$ 10,691
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Aggregate Bond Index
Accumulated Value	$ 11,241	$ 10,718	$ 10,539	$ 11,069	$ 11,548	$ 11,467	$ 10,526	$ 10,000	$ 11,730